Cash and Cash Equivalents and Deposits in Banks (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Cash and Cash Equivalents and Deposits in Banks

Cash and cash equivalents and deposits in banks as of December 31, 2021 and December 31, 2022 are as follows:

(In millions of won)
	December 31, 2021		December 31, 2022
Current assets
Cash and cash equivalents
Cash	₩	1,122	1,076
Deposits		3,540,475	1,823,573
	₩	3,541,597	1,824,649
Deposits in banks
Time deposits		2,600	267,163
Restricted deposits(*)		740,705	1,455,444
	₩	743,305	1,722,607
Non-current assets
Deposits in banks
Restricted deposits(*)	₩	11	11

(*) Includes funds deposited under agreements on mutually beneficial cooperation to aid LG Group companies’ suppliers, restricted deposits pledged to enforce the Group’s investment plans upon the receipt of grants from Gyeongsangbuk-do, restricted deposits pledged to guarantee a subsidiary’s borrowings and others.